FINANCIAL DEBT - Global Programs for the issuance of Notes (Details) $ in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Dec. 28, 2022	Aug. 16, 2022 ARS ($)	Aug. 16, 2022 USD ($)	Apr. 27, 2022 USD ($)	Aug. 31, 2020 installment	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($) installment	Dec. 31, 2020 ARS ($) installment	Dec. 31, 2022 PYG (₲)	Aug. 31, 2022 USD ($) installment	Mar. 31, 2022 ARS ($) installment	Mar. 31, 2022 USD ($) installment	Jun. 30, 2021 USD ($) installment	Mar. 31, 2021 PYG (₲) installment	Jan. 31, 2021 ARS ($) installment	Jul. 31, 2020 USD ($)	Mar. 31, 2020 PYG (₲) installment	Jul. 31, 2019 USD ($) installment	Mar. 31, 2019 PYG (₲) installment	Dec. 28, 2017 USD ($)
FINANCIAL DEBT
Unpaid portion						$ 469,189,000	$ 519,943,000	$ 588,636,000
Funds received						85,215,000	125,088,000	164,737,000
Maturity term extension period				5 years
Maximum amount for which maturity term was extended				$ 3,000.0
Extension period for delegation of powers to board of directors	5 years
Telecom Argentina | Series 1 | Denominated in USD
FINANCIAL DEBT
Amount involved																		$ 400.0
Number of installments | installment																		1
Unpaid portion						72,494,000	81,620,000
Telecom Argentina | Series 1 | Fixed interest rate | Denominated in USD
FINANCIAL DEBT
Interest rate																		8.00%
Telecom Argentina | Series 5 | Installment payable on 08/2025
FINANCIAL DEBT
Percentage of installment payment					34.00%
Telecom Argentina | Series 5 | Denominated in USD
FINANCIAL DEBT
Amount involved																$ 389.0
Number of installments | installment					4
Unpaid portion						72,144,000	82,142,000
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 02/2023
FINANCIAL DEBT
Percentage of installment payment					3.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2023
FINANCIAL DEBT
Percentage of installment payment					30.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2024
FINANCIAL DEBT
Percentage of installment payment					33.00%
Telecom Argentina | Series 5 | Fixed interest rate | Denominated in USD
FINANCIAL DEBT
Interest rate					8.50%
Telecom Argentina | Series 7 | Denominated in ARS
FINANCIAL DEBT
Amount involved								$ 125,000
Number of installments | installment								1
Unpaid portion						23,243,000	23,780,000
Telecom Argentina | Series 7 | Fixed interest rate | Denominated in ARS
FINANCIAL DEBT
Interest rate								3.00%
Telecom Argentina | Series 8 | Denominated in ARS
FINANCIAL DEBT
Amount involved															$ 134,000
Number of installments | installment															1
Unpaid portion						24,933,000	25,506,000
Telecom Argentina | Series 8 | Fixed interest rate | Denominated in ARS
FINANCIAL DEBT
Interest rate															4.00%
Telecom Argentina | Series 9 | Denominated in USD
FINANCIAL DEBT
Amount involved													$ 92.0
Number of installments | installment													1
Unpaid portion						16,271,000	18,334,000
Telecom Argentina | Series 9 | Fixed interest rate | Denominated in USD
FINANCIAL DEBT
Interest rate													2.75%
Telecom Argentina | Series 10 | Denominated in ARS
FINANCIAL DEBT
Amount involved							$ 127,000
Number of installments | installment							1
Unpaid portion						23,407,000	$ 23,907,000
Telecom Argentina | Series 11 | Denominated in ARS
FINANCIAL DEBT
Amount involved							$ 2,000,000
Number of installments | installment							1
Unpaid portion						2,075,000	$ 3,955,000
Telecom Argentina | Series 11 | BADLAR | Denominated in ARS
FINANCIAL DEBT
Interest rate basis							3.25%
Telecom Argentina | Series 12
FINANCIAL DEBT
Funds received		$ 11,621,000	$ 86.3
Debt issuance cost		$ 50
Telecom Argentina | Series 12 | Denominated in USD
FINANCIAL DEBT
Amount involved										$ 75.0		$ 23.0
Number of installments | installment										1	1	1
Unpaid portion						19,077,000
Telecom Argentina | Series 12 | Fixed interest rate | Denominated in USD
FINANCIAL DEBT
Interest rate										1.00%	1.00%	1.00%
Telecom Argentina | Series 13 | Denominated in ARS
FINANCIAL DEBT
Amount involved											$ 2,348,000
Number of installments | installment											1	1
Unpaid portion						2,435,000
Telecom Argentina | Series 13 | BADLAR | Denominated in ARS
FINANCIAL DEBT
Interest rate basis											1.50%	1.50%
Telecom Argentina | Maximum | Term Notes
FINANCIAL DEBT
Amount of maximum borrowing capacity																				$ 3,000.0
Nucleo
FINANCIAL DEBT
Maximum outstanding amount						3,200,000			₲ 500,000,000,000
Nucleo | Series 1
FINANCIAL DEBT
Amount involved | ₲																			₲ 120,000,000,000
Number of installments | installment																			1
Unpaid portion						2,875,000	$ 3,488,000
Nucleo | Series 1 | Fixed interest rate
FINANCIAL DEBT
Interest rate																			9.00%
Nucleo | Series 2
FINANCIAL DEBT
Amount involved | ₲																			₲ 30,000,000,000
Number of installments | installment																			1
Unpaid portion						716,000	869,000
Nucleo | Series 2 | Fixed interest rate
FINANCIAL DEBT
Interest rate																			9.00%
Nucleo | Series 3
FINANCIAL DEBT
Amount involved | ₲																	₲ 100,000,000,000
Number of installments | installment																	1
Unpaid portion						2,399,000	2,912,000
Nucleo | Series 3 | Fixed interest rate
FINANCIAL DEBT
Interest rate																	8.75%
Nucleo | Series 4
FINANCIAL DEBT
Amount involved | ₲														₲ 130,000,000,000
Number of installments | installment														1
Unpaid portion						3,158,000	3,832,000
Nucleo | Series 4 | Fixed interest rate
FINANCIAL DEBT
Interest rate														7.10%
Nucleo | Series 5
FINANCIAL DEBT
Amount involved | ₲														₲ 130,000,000,000
Number of installments | installment														1
Unpaid portion						$ 2,918,000	$ 3,541,000
Nucleo | Series 5 | Fixed interest rate
FINANCIAL DEBT
Interest rate														8.00%